Selling and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2023
Selling and Administrative Expenses[Abstract]
Schedule of Selling and Administrative Expenses	The Company incurred the following selling and administrative expenses during the six months ended June 30, 2023 and 2022.
	Six Months Ended June 30,
	2023	2022
Professional fees	€566,062	€484,029
Shipping and handling expenses	148,720	183,546
Warehouse handling	44,539	48,731
Miscellaneous operating expenses	45,594	21,622
Marketing and advertising	242,940	74,267
Leases and royalties	66,409	54,116
Insurance premiums	38,167	9,954
Repair and conservation	19,831	16,418
Supplies	1,506	230
Amortization of property and equipment	35,194	1,750
Amortization of right-of-use assets	27,957	7,944
	€1,236,919	€902,607